[Scudder Logo]

Supplement to the currently effective Statement of Additional Information and all currently effective Supplements thereto of each of the listed funds:


Scudder Fixed Income Fund
Scudder Municipal Bond Fund
Scudder Short-Term Municipal Bond Fund
Scudder Micro Cap Fund
Scudder Short Duration Fund
Scudder High Income Plus Fund


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Effective April 04, 2003, the Fund's Custodian is State Street Bank and Trust
Company ("SSB"). The Board of Trustees approved changing the Funds' Custodian at Board Meetings held on February 24, 2003 and March 27, 2003. State Street Bank and Trust Company's offices are at One Heritage Drive - JPB/2N, North Quincy, MA 02171.







               Please Retain This Supplement for Future Reference